UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.4%

	CONSUMER DISCRETIONARY ― 44.1%
8,600	2U, Inc. (a)	$722,658
795	Amazon.com, Inc. (a)	1,150,635
6,000	Despegar.com, Corp. (a)	187,500
9,100	JD.com, Inc. Class A ― ADR (a)	368,459
2,350	MercadoLibre, Inc.	837,517
3,295	Netflix, Inc. (a)	973,178
6,100	Stitch Fix, Inc. Class A (a)	123,708
3,110	Tesla, Inc. (a)	827,664
9,300	Trade Desk, Inc. Class A (The) (a)	461,466
9,450	Wayfair Inc. Class A (a)	638,159
		6,290,944
	FINANCIAL SERVICES ― 14.9%
6,425	PayPal Holdings, Inc. (a)	487,465
6,100	Redfin Corporation (a)	139,263
12,500	Square, Inc. Class A (a)	615,000
16,400	Zillow Group, Inc. Class C (a)	882,320
		2,124,048
	PRODUCER DURABLES ― 3.2%
24,300	BEST Inc. ― ADR (a)	250,290
4,200	Paylocity Holding Corporation (a)	215,166
		465,456
	TECHNOLOGY ― 35.7%
8,600	Activision Blizzard, Inc.	580,156
3,100	Alibaba Group Holding Limited ― ADR (a)	568,974
260	Alphabet Inc. Class A (a)	269,656
3,450	Facebook, Inc. Class A (a)	551,275
3,550	NVIDIA Corporation	822,145
7,400	Okta, Inc. (a)	294,890
3,300	Proofpoint, Inc. (a)	375,045
14,300	Sea Limited ― ADR (a)	161,161
2,250	ServiceNow, Inc. (a)	372,263
6,300	Shopify Inc. Class A (a)	784,917
6,000	Tencent Holdings Limited ― ADR	319,740
		5,100,222

	UTILITIES ― 1.5%
5,600	SoftBank Group Corp. ― ADR (a)	$209,412

	TOTAL COMMON STOCKS (Cost $10,809,079)	$14,190,082

	SHORT―TERM INVESTMENTS ― 2.3%
323,565	First American U.S. Treasury Money Market Fund, Class Z, 1.40% (b)	323,565
	SHORT―TERM INVESTMENTS (Cost $323,565)	$323,565

	TOTAL INVESTMENTS ― 101.7% (Cost $11,132,644)	14,513,647
	Liabilities in Excess of Other Assets ― (1.7)%	(235,923)
	TOTAL NET ASSETS ― 100.0%	$14,277,724

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2018.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2018 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 98.8%
	CONSUMER DISCRETIONARY ― 32.1%
3,700	2U, Inc. (a)	$310,911
500	Amazon.com, Inc. (a)	723,670
1,700	lululemon athletica inc. (a)	151,504
1,450	MercadoLibre, Inc.	516,765
2,450	Netflix, Inc. (a)	723,608
3,200	Shake Shack Inc. Class A (a)	133,216
1,600	Tesla, Inc. (a)	425,808
3,000	Wayfair Inc. Class A (a)	202,590
		3,188,072
	FINANCIAL SERVICES ― 12.7%
6,775	Charles Schwab Corporation (The)	353,790
1,575	First Republic Bank	145,861
4,200	PayPal Holdings, Inc. (a)	318,654
1,500	Square, Inc. (a)	73,800
6,800	Zillow Group, Inc. Class C (a)	365,840
		1,257,945
	HEALTH CARE ― 15.7%
1,000	BioMarin Pharmaceutical Inc. (a)	81,070
2,575	Celgene Corporation (a)	229,716
9,450	Exact Sciences Corporation (a)	381,118
2,900	Medidata Solutions, Inc. (a)	182,149
2,125	Nevro Corp. (a)	184,174
3,300	Portola Pharmaceuticals, Inc. (a)	107,778
425	Regeneron Pharmaceuticals, Inc. (a)	146,353
6,000	Teladoc, Inc. (a)	241,800
		1,554,158
	PRODUCER DURABLES ― 9.8%
600	CoStar Group, Inc. (a)	217,608
2,200	Paylocity Holding Corp. (a)	112,706
6,300	XPO Logistics, Inc. (a)	641,403
		971,717
	TECHNOLOGY ― 28.5%
1,850	Activision Blizzard, Inc.	124,801
950	Adobe Systems Incorporated (a)	205,276
1,350	Alibaba Group Holding Limited ― ADR (a)	247,779
90	Alphabet Inc. Class A (a)	93,343
2,600	Facebook, Inc. Class A (a)	415,454
2,200	Monolithic Power Systems, Inc.	254,694
1,350	NVIDIA Corp.	312,646

2,800	Okta, Inc. (a)	111,580
2,150	Proofpoint, Inc. (a)	244,348
3,900	Sea Limited ― ADR (a)	43,953
1,500	ServiceNow, Inc. (a)	248,175
3,500	Shopify Inc. Class A (a)	436,065
900	Take-Two Interactive Software, Inc. (a)	88,002
		2,826,116

	TOTAL COMMON STOCKS (Cost $6,826,568)	$9,798,008

	SHORT-TERM INVESTMENTS ― 4.1%
411,886	First American U.S. Treasury Money Market Fund, Class Z, 1.40% (b)	411,886
	TOTAL SHORT-TERM INVESTMENTS (Cost $411,886)	$411,886

	TOTAL INVESTMENTS ― 102.9% (Cost $7,238,454)	10,209,894
	Liabilities in Excess of Other Assets ― (2.9)%	(283,522)
	TOTAL NET ASSETS ― 100.0%	$9,926,372

ADR:	American Depositary Receipt
(a)	Non-Income producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2018.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2018:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$14,190,082	$-	$-	$14,190,082
Short-Term Investment	323,565	-	-	323,565
Total	$14,513,647	$-	$-	$14,513,647
Zevenbergen Growth Fund
Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$9,798,008	$-	$-	$9,798,008
Short-Term Investment	411,886	-	-	411,886
Total	$10,209,894	$-	$-	$10,209,894

Please refer to the Schedule of investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  May 25, 2018